Intangible assets, Breakdown of intangible assets (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		R$ 588,238	R$ 553,832	R$ 607,125	R$ 650,358
Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		720,332	668,105	705,382	721,312
Accumulated Amortization / Impairment [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		R$ (132,094)
Software [Member]
Intangible assets and goodwill [abstract]
Useful life		P60M
Intangible assets and goodwill		R$ 28,232	9,794
Software [Member] | Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		48,857	22,893	15,380	15,329
Software [Member] | Accumulated Amortization / Impairment [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		(20,625)
Other Intangible Assets [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		38,050	13,983
Other Intangible Assets [Member] | Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		44,688	20,621	20,621	13,456
Other Intangible Assets [Member] | Accumulated Amortization / Impairment [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		R$ (6,638)
Customer Relationship [Member]
Intangible assets and goodwill [abstract]
Useful life	[1]
Intangible assets and goodwill		R$ 30,808	36,154
Customer Relationship [Member] | Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		132,886	130,690	130,690	139,838
Customer Relationship [Member] | Accumulated Amortization / Impairment [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		R$ (102,078)
Licenses [Member]
Intangible assets and goodwill [abstract]
Useful life	[1]
Intangible assets and goodwill		R$ 24,705	24,705
Licenses [Member] | Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		24,705	24,705	24,705	23,861
Licenses [Member] | Accumulated Amortization / Impairment [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		0
Goodwill on Acquisitions [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		466,443	469,196
Goodwill on Acquisitions [Member] | Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		469,196	R$ 469,196	R$ 513,986	R$ 528,828
Goodwill on Acquisitions [Member] | Accumulated Amortization / Impairment [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		R$ (2,753)

[1]	The Company engaged a valuation specialist to determine the fair value of identifiable intangible assets, consisting mainly of customer relationships, which are subject to amortization based on the contractual conditions set forth in each case.